Finance Income and Finance Expenses (Tables)	3 Months Ended
Mar. 31, 2022
Disclosure Of Finance Income And Expenses [Abstract]
Summary of Finance Income and Finance Expenses

	THREE MONTHS ENDED MARCH 31,
	2022	2021
Finance income	828	158
Finance expenses	(249)	(237)
Net finance income (expenses)	579	(79)